Goodwill, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Schedule of goodwill

	As of December 31
	2023	2022
Balance as of January 1	$5,791	$6,803
Effect of foreign currency exchange rate changes	—	(174)
Impairment losses	$(5,791)	$(838)
Balance as of December 31	$—	$5,791

Schedule of goodwill allocated to cash generating unit
For the purpose of impairment testing, goodwill has been allocated to the following cash-generating units, which belong to different reportable segments:

		As of December 31
Cash-generating unit	Reportable segment	2023	2022
Procaps S.A. de C.V.	CAN	$—	$549
Biokemical S.A. de C.V.	CAN	—	5,242
Rymco	Procaps Colombia	—	—
		$—	$5,791
The table below indicates the amount by which estimated recoverable amount of the cash generated units exceeded its carrying amount:

Cash-generating unit	Reportable segment	2023	2022
Procaps S.A. de C.V.	CAN	$15,424	$11,863
Biokemical S.A. de C.V.	CAN	5,804	7,205
Rymco	Procaps Colombia	—	(11,741)

Schedule of key assumptions and inputs used to extrapolate cash flow projections	The following key assumptions and inputs were considered in the calculation of projected the cash flows of the cash generating units:

	Procaps S.A. de C.V.		Biokemical S.A. de C.V.		Rymco
	2023	2022	2023	2022	2023	2022
Post-Tax Discount Rate	16.5%	16.5%	16.5%	16.5%	N/A	17.5%
No. of years used In projection (In Years)	5	6	5	6	5	5
Fixed annual growth rate[1]	4%	3%	4%	3%	—%	3.0%
Average sales growth rate	0.6%	15.0%	0.9%	12.6%	—%	(3.5%)
Average gross margin[2]	52.8%	53%	39.4%	41.2%	—%	28%
[1]This rate is consistent with the growth of the pharmaceutical and medical supplies markets in the current and potential operating areas of the cash-generating units.
[2]Fixed gross margins were used in the cash flow projections for Procaps S.A. de C.V.